UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549
                   Form 13F
              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [   ] ; Amendment Number:

  This Amendment (Check only one.):  [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wedgewood Partners, Inc.
Address: 9909 Clayton Road
         Suite 103
         St. Louis, Missouri 63124

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David A. Rolfe
Title:    Chief Investment Officer
Phone:    314-567-6407

Signature, Place, and Date of Signing:

/s/ David A. Rolfe    St. Louis, MO    11/15/2011




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

List of Other Managers Reporting for this Manager:  NONE



                FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:  NONE

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $820,151,452


List of Other Included managers Reporting for this Manager:  NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS                COM             25816109     43907   930828 SH       SOLE                   484242    87700   446586
APPLE COMPUTER                  COM             37833100     82896   204681 SH       SOLE                    98017    19100   106664
BERKSHIRE HATHAWAY              COM             84670702     55728   730381 SH       SOLE                   410244    73600   320137
COGNIZANT TECHNOLOGY SOLUTIONS  COM             192446102    33197   516199 SH       SOLE                   257969    50800   258230
CUMMINS                         COM             231021106    34611   393219 SH       SOLE                   199796    39900   193423
EMC                             COM             268648102    28665  1330782 SH       SOLE                   661274   137200   669508
EXPEDITORS INTERNATIONAL        COM             302130109    17204   420029 SH       SOLE                   232479    62800   187550
EXPRESS SCRIPTS                 COM             302182100    57532  1287354 SH       SOLE                   671039   128800   616315
GILEAD SCIENCES                 COM             375558103    49687  1213955 SH       SOLE                   631826   125800   582129
GOOGLE                          COM             38259P508    56428    87363 SH       SOLE                    44750     8800    42613
INTUITIVE SURGICAL              COM             46120E602    35711    77128 SH       SOLE                    39642     7400    37486
NATIONAL OILWELL VARCO          COM             637071101    21303   313325 SH       SOLE                   181453    40500   131872
PERRIGO                         COM             713448108    42167   433369 SH       SOLE                   233051    41800   200318
QUALCOMM                        COM             747525103    46269   845864 SH       SOLE                   426874    84800   418990
SCHLUMBERGER                    COM             469814107    28862   422516 SH       SOLE                   225334    44700   197182
STERICYCLE                      COM             858912108    22026   282673 SH       SOLE                   139096    34900   143577
TEVA PHARMACEUTICAL             COM             881624209    34669   858982 SH       SOLE                   473905    93400   385077
VARIAN MEDICAL SYSTEMS          COM             92220P105    32960   490990 SH       SOLE                   239953    50000   251037
VERISK ANALYTICS                COM             92345Y106    38815   967239 SH       SOLE                   536733   100500   430506
VISA                            COM             92826C839    57515   566481 SH       SOLE                   293847    53600   272634
